Group assets and liabilities - measurement - Carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 3
Financial instruments
Total financial instruments at fair value	$ 1,408
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Total financial instruments at fair value	276
Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial instruments at fair value	1,323
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	388,093
Total financial instruments at fair value	$ 377,324	$ 315,259
Percentage of total (%)	100.00%	100.00%
At fair value | UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments at fair value		$ 154,223
Percentage of total (%)		100.00%
At fair value | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 511,150
Total financial instruments at fair value		$ 469,482
Percentage of total (%)		100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 3,587
At fair value | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 6,054
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	247,281
At fair value | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		273,484
At fair value | Debt securities
Financial instruments
Financial assets classified as available-for-sale	58,302	52,025
Financial assets	134,570
At fair value | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		223,333
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	3,047
At fair value | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		12,744
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(392)
At fair value | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(4,465)
At fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(1,011)
At fair value | Investment contract liabilities without discretionary participation features held at fair value | Continuing and discontinued operations
Financial instruments
Financial liabilities		(20,446)
At fair value | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,045)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(5,998)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(14,839)
At fair value | Other financial liabilities
Financial instruments
Financial liabilities	(3,760)
At fair value | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(4,338)
At fair value | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	$ 74,083
Percentage of total (%)	100.00%
Total financial instruments at fair value		55,120
At fair value | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 187,698
Percentage of total (%)		100.00%
At fair value | With-profits | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 2,168
At fair value | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 29,372
At fair value | With-profits | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		74,194
At fair value | With-profits | Debt securities
Financial instruments
Financial assets	44,782
At fair value | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		103,165
At fair value | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	160
At fair value | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		9,847
At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(231)
At fair value | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,676)
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	$ 219,324
Percentage of total (%)	100.00%
Total financial instruments at fair value		182,751
At fair value | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 213,970
Percentage of total (%)		100.00%
At fair value | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 214,162
At fair value | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 195,499
At fair value | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	5,153
At fair value | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		18,458
At fair value | Unit-linked and variable annuity separate account | Other investments (including derivative assets)
Financial instruments
Financial assets	10
At fair value | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		20
At fair value | Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(1)
At fair value | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(7)
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 94,686
Percentage of total (%)	100.00%
Total financial instruments at fair value		77,388
At fair value | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 109,482
Percentage of total (%)		100.00%
At fair value | Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	$ 3,587
At fair value | Non-linked shareholder-backed | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 3,886
At fair value | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	3,747
At fair value | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		3,791
At fair value | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	84,635
At fair value | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		101,710
At fair value | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	2,877
At fair value | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		2,877
At fair value | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(160)
At fair value | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,782)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	311,097
Total financial instruments at fair value	$ 305,124	$ 253,824
Percentage of total (%)	81.00%	81.00%
At fair value | Level 1 | UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments at fair value		$ 71,194
Percentage of total (%)		46.00%
At fair value | Level 1 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 333,745
Total financial instruments at fair value		$ 325,018
Percentage of total (%)		70.00%
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 243,285
At fair value | Level 1 | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 265,245
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	67,927
At fair value | Level 1 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		68,345
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	70
At fair value | Level 1 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		268
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(185)
At fair value | Level 1 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(113)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(5,973)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(8,727)
At fair value | Level 1 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	$ 66,061
Percentage of total (%)	90.00%
Total financial instruments at fair value		49,914
At fair value | Level 1 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 106,461
Percentage of total (%)		57.00%
At fair value | Level 1 | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 25,850
At fair value | Level 1 | With-profits | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 66,636
At fair value | Level 1 | With-profits | Debt securities
Financial instruments
Financial assets	40,291
At fair value | Level 1 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		39,750
At fair value | Level 1 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	57
At fair value | Level 1 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		183
At fair value | Level 1 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(137)
At fair value | Level 1 | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(108)
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	$ 217,838
Percentage of total (%)	99.00%
Total financial instruments at fair value		182,833
At fair value | Level 1 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 200,920
Percentage of total (%)		94.00%
At fair value | Level 1 | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 213,797
At fair value | Level 1 | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 194,845
At fair value | Level 1 | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	4,036
At fair value | Level 1 | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		6,070
At fair value | Level 1 | Unit-linked and variable annuity separate account | Other investments (including derivative assets)
Financial instruments
Financial assets	6
At fair value | Level 1 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		8
At fair value | Level 1 | Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(1)
At fair value | Level 1 | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3)
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 27,198
Percentage of total (%)	29.00%
Total financial instruments at fair value		21,077
At fair value | Level 1 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 26,364
Percentage of total (%)		24.00%
At fair value | Level 1 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 3,638
At fair value | Level 1 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 3,764
At fair value | Level 1 | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	23,600
At fair value | Level 1 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		22,525
At fair value | Level 1 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	7
At fair value | Level 1 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		77
At fair value | Level 1 | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(47)
At fair value | Level 1 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2)
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	71,826
Total financial instruments at fair value	$ 70,792	$ 60,893
Percentage of total (%)	19.00%	19.00%
At fair value | Level 2 | UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments at fair value		$ 76,819
Percentage of total (%)		50.00%
At fair value | Level 2 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 163,015
Total financial instruments at fair value		$ 137,712
Percentage of total (%)		29.00%
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 3,720
At fair value | Level 2 | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 7,583
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	66,637	63,247
At fair value | Level 2 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		153,483
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,676
At fair value | Level 2 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		5,762
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(207)
At fair value | Level 2 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3,813)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(1,011)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value | Continuing and discontinued operations
Financial instruments
Financial liabilities		(20,446)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(23)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(4,854)
At fair value | Level 2 | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(3)
At fair value | Level 2 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	$ 7,762
Percentage of total (%)	10.00%
Total financial instruments at fair value		5,003
At fair value | Level 2 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 71,907
Percentage of total (%)		38.00%
At fair value | Level 2 | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 3,268
At fair value | Level 2 | With-profits | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 6,937
At fair value | Level 2 | With-profits | Debt securities
Financial instruments
Financial assets	4,485
At fair value | Level 2 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		62,382
At fair value | Level 2 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	103
At fair value | Level 2 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		4,156
At fair value | Level 2 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(94)
At fair value | Level 2 | With-profits | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,568)
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	$ 1,486
Percentage of total (%)	1.00%
Total financial instruments at fair value		(82)
At fair value | Level 2 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 13,031
Percentage of total (%)		6.00%
At fair value | Level 2 | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 365
At fair value | Level 2 | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 643
At fair value | Level 2 | Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	1,117
At fair value | Level 2 | Unit-linked and variable annuity separate account | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		12,388
At fair value | Level 2 | Unit-linked and variable annuity separate account | Other investments (including derivative assets)
Financial instruments
Financial assets	4
At fair value | Level 2 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		4
At fair value | Level 2 | Unit-linked and variable annuity separate account | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(4)
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 62,578
Percentage of total (%)	66.00%
Total financial instruments at fair value		55,972
At fair value | Level 2 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 78,077
Percentage of total (%)		71.00%
At fair value | Level 2 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 87
At fair value | Level 2 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 3
At fair value | Level 2 | Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	61,035
At fair value | Level 2 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		78,713
At fair value | Level 2 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	1,569
At fair value | Level 2 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		1,602
At fair value | Level 2 | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(113)
At fair value | Level 2 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,241)
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	5,170
Total financial instruments at fair value	$ 1,408	$ 542
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | UK & Europe Discontinued Operations (M&G Prudential)
Financial instruments
Total financial instruments at fair value		$ 6,210
Percentage of total (%)		4.00%
At fair value | Level 3 | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 14,390
Total financial instruments at fair value		$ 6,752	$ 6,010
Percentage of total (%)		1.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	$ 3,587
At fair value | Level 3 | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 6,054	6,543
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	276
At fair value | Level 3 | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		656	502
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	6
At fair value | Level 3 | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		1,505	885
At fair value | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,301
At fair value | Level 3 | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		6,714	5,985
At fair value | Level 3 | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(539)	(693)
At fair value | Level 3 | Borrowings attributable to with-profits businesses | Continuing and discontinued operations
Financial instruments
Financial liabilities		(2,045)	(2,553)
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(2)
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Continuing and discontinued operations
Financial instruments
Financial liabilities		(1,258)	(559)
At fair value | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,760)
At fair value | Level 3 | Other financial liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		(4,335)	$ (4,100)
At fair value | Level 3 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	$ 260
Percentage of total (%)	0.00%
Total financial instruments at fair value		203
At fair value | Level 3 | With-profits | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 9,330
Percentage of total (%)		5.00%
At fair value | Level 3 | With-profits | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 2,168
At fair value | Level 3 | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 254
At fair value | Level 3 | With-profits | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		621
At fair value | Level 3 | With-profits | Debt securities
Financial instruments
Financial assets	$ 6
At fair value | Level 3 | With-profits | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		1,033
At fair value | Level 3 | With-profits | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		5,508
At fair value | Level 3 | Unit-linked and variable annuity separate account
Financial instruments
Percentage of total (%)	0.00%
At fair value | Level 3 | Unit-linked and variable annuity separate account | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 19
Percentage of total (%)		0.00%
At fair value | Level 3 | Unit-linked and variable annuity separate account | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		$ 11
At fair value | Level 3 | Unit-linked and variable annuity separate account | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		8
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	$ 4,910
Percentage of total (%)	5.00%
Total financial instruments at fair value		339
At fair value | Level 3 | Non-linked shareholder-backed | Continuing and discontinued operations
Financial instruments
Total financial investments, net of derivative liabilities		$ 5,041
Percentage of total (%)		5.00%
At fair value | Level 3 | Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	$ 3,587
At fair value | Level 3 | Non-linked shareholder-backed | Loans | Continuing and discontinued operations
Financial instruments
Financial assets		$ 3,886
At fair value | Level 3 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	22
At fair value | Level 3 | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes | Continuing and discontinued operations
Financial instruments
Financial assets		24
At fair value | Level 3 | Non-linked shareholder-backed | Debt securities | Continuing and discontinued operations
Financial instruments
Financial assets		472
At fair value | Level 3 | Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	$ 1,301
At fair value | Level 3 | Non-linked shareholder-backed | Other investments (including derivative assets) | Continuing and discontinued operations
Financial instruments
Financial assets		1,198
At fair value | Level 3 | Non-linked shareholder-backed | Derivative liabilities | Continuing and discontinued operations
Financial instruments
Financial liabilities		$ (539)